Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2021	51,291
Recognition of previously deferred revenue	(38,065)
Deferral of revenue	45,234
Increases from business combinations, net	729
Effect of movements in foreign exchange	(489)
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(48,253)
Deferral of revenue	57,605
Increases from business combinations, net	2,188
Effect of movements in foreign exchange	(841)
Balance at January 31, 2023	69,399
Current	67,784
Long-term	1,615

Contract
Assets
Balance at January 31, 2021	1,353
Transfers to trade receivables from contract assets	(730)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	815
Effect of movements in foreign exchange	5
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(824)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	2,618
Effect of movements in foreign exchange	(15)
Balance at January 31, 2023	3,222